Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 37,487	$ 18,952,763
Current [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables		2,629,433
Past due for less than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables		1,411,252
Past due for more than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 37,487	$ 14,912,078